Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S‑K, the Company is providing the following pay versus performance table and related information which sets forth information concerning the compensation of the Company’s principal executive officer (“PEO”), Scott Montross, the President and CEO, and other NEOs for each of the years ended December 31, 2023, 2022, 2021, and 2020. The Company’s Compensation Committee does not directly use the information in this table or the related disclosures when making compensation decisions. For information regarding the Company’s pay-for-performance philosophy and how the Compensation Committee makes its decisions about NEO pay each year, refer to “Executive Compensation Discussion and Analysis” on page 33.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (1) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (2) (d)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) (e)	Total Shareholder Return (3) (f)	Peer Group Total Shareholder Return (3)(4) (g)	Net Income (in thousands) (h)	Net Income Before Income Tax (in thousands) (i)	EBITDA Margin (5) (Supplemental)
2023	$2,414,324	$2,096,903	$931,155	$840,299	$90.84	$145.93	$21,072	$29,279	11.4%
2022	2,534,019	3,018,741	976,283	1,114,471	101.17	116.71	31,149	41,350	13.6
2021	1,943,875	1,852,570	758,955	723,332	95.47	134.40	11,523	15,158	9.5
2020	1,962,273	2,352,277	675,609	757,896	84.96	116.64	19,050	25,634	14.4

(1)

SEC rules require certain adjustments be made to the Summary Compensation table totals to determine “compensation actually paid” (“CAP”) as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments for 2023:

PEO Total Compensation Amount	$ 2,414,324	$ 2,534,019	$ 1,943,875	$ 1,962,273
PEO Actually Paid Compensation Amount	$ 2,096,903	3,018,741	1,852,570	2,352,277
Adjustment To PEO Compensation, Footnote
	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$2,414,324	$931,155
Subtract equity awards included in Summary Compensation table total	(977,844)	(342,568)
Add year-end value of equity awards granted in the covered year that remain outstanding and unvested as of year-end	963,406	337,510
Change in value of equity awards granted in prior years that remain outstanding and unvested as of year-end	(238,338)	(68,893)
Change in value of equity awards vested in the covered year	(64,645)	(16,905)
Compensation Actually Paid	$2,096,903	$840,299

(2)	The Non-PEO NEOs whose compensation amounts are included for each year are as follows:
•	2022 and 2023:	Aaron Wilkins, Miles Brittain, Eric Stokes, and Michael Wray
•	2021:	Aaron Wilkins, William Smith, Miles Brittain, and Eric Stokes
•	2020:	Aaron Wilkins, William Smith, Miles Brittain, Eric Stokes, and Robin Gantt. In 2020, Robin Gantt retired as Chief Financial Officer, and Aaron Wilkins was appointed to that position, resulting in five Non-PEO NEOs included in average compensation.
(3)	The Company’s total shareholder return (“TSR”) and the peer group TSR for each applicable year is calculated based on a fixed investment of $100 on December 31, 2019 on the same cumulative basis as is used in Item 201(e) of Regulation S‑K.

| Notice and Proxy Statement | 2024

(4)

Peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period, which is December 31, 2019 for each year in the table. The Peer Group reflected in this table, which is used in the Company’s stock performance chart in Part II, Item 5 of its 2023 Annual Report to Shareholders, includes: Ampco-Pittsburgh Corporation, Badger Meter, Inc., DMC Global Inc., L.B. Foster Company, Insteel Industries, Inc., Lindsay Corporation, Luxfer Holdings, PLC, Mueller Water Products, Inc., and Orion Group Holdings, Inc. The Peer Group in the Company’s stock performance chart in Part II, Item 5 of the Company’s 2022 Annual Report to Shareholders was the same as the 2023 Annual Report, except that it also included Circor International, Inc., which was acquired in 2023 and therefore removed from the current year's Peer Group.

(5)

EBITDA Margin is supplemental to this disclosure and represents EBITDA as a percentage of total net sales. The Company’s method for calculating EBITDA is to deduct depreciation, amortization, and interest income and expense from the Company’s reported income before income taxes. From that, adjustments to EBITDA are occasionally necessary to consider unusual events or other timing differences. These items typically align with the types of adjustments provided for in the Reconciliation of Non-GAAP Measures which can be found in the Company’s quarterly earnings releases. When the Company adjusts financial measures such as EBITDA, those are considered equally for bonus programs affecting all employees, and as they relate to the compensation of the PEO and other NEOs, require the explicit approval of the Company’s Compensation Committee.

Non-PEO NEO Average Total Compensation Amount	$ 931,155	976,283	758,955	675,609
Non-PEO NEO Average Compensation Actually Paid Amount	$ 840,299	1,114,471	723,332	757,896
Compensation Actually Paid vs. Total Shareholder Return
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND FINANCIAL PERFORMANCE

Compensation Actually Paid and Total Shareholder Return

The Company believes that total shareholder return in 2023 was incumbered by both the material weakness over the Company’s internal control over financial reporting related to the implementation of the enterprise resource planning system for the acquisition of ParkUSA as reported in its 2022 Form 10‑K, as well as coming down from record profitability seen in the precast market in 2022. The Company reported the remediation of the material weakness in its 2023 Form 10‑K and intends to place a greater emphasis in evaluating the systems of future acquisition targets. Regardless of the temporary setback, the Company believes the decision to acquire ParkUSA will prove to provide longer-term shareholder value due to the transformational attributes that business has brought to the Company’s product portfolio.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid, Net Income, and Net Income Before Income Tax (“NIBT”)

Compensation actually paid continues to move in relation with the Company’s profitability, as expected, considering the designs of the Company’s bonus programs are heavily weighted toward obtaining threshold, target, and maximum NIBT levels for the cash-based incentive compensation plan. The Company modified the program in 2023 to include a greater emphasis on employee health and safety, and subsequently experienced a record safety year. New in 2024, the Company’s entire management team now shares a cash flow goal, which it expects over time will improve what it believes to be the single biggest impediment to improved valuation in relation to its Peer Group, and further expanding the Company’s abilities to finance its growth initiatives.

| Notice and Proxy Statement | 2024

PROPOSAL #2: ADVISORY VOTE ON EXECUTIVE COMPENSATION

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and EBITDA Margin

Compensation actually paid moved in relation with the Company’s profitability, as expected, considering the designs of the Company’s bonus programs are heavily weighted toward obtaining threshold, target, and maximum EBITDA Margins for the equity-based incentive compensation plan. The Company increased its EBITDA Margin target starting in 2021 to account for the greater potential brought on by the larger and more diversified business. Due to the combination of recent growth into precast concrete coupled with improved resiliency achieved in its steel pressure pipe business, the Company continued to raise the bar with the 2023 share grant, increasing threshold performance to 9.0% EBITDA Margin. This represented a significant increase from the threshold performance of 5.8% for the 2021 share grant.

Total Shareholder Return Vs Peer Group
RELATIONSHIP BETWEEN TOTAL SHAREHOLDER RETURN OF THE COMPANY AND THE PEER GROUP

The Company chose its Peer Group based on relative size as well as industries served. Due to the acquisition of ParkUSA, the Company has included digital water companies which tend to earn a higher trading valuation. The Company believes these peers are representative based on the strategic transformation that the Company intends to realize from recent and future acquisitions coupled with organic growth of the ParkUSA products.

The Peer Group TSR is calculated after considering the relative size of the peers based on market capitalization. Evaluated with the ten companies in the Peer Group, Northwest Pipe Company’s rankings suffered significantly in 2023 due to it ranking ninth for the single year as its share price slid back from $33.70 per share as of December 31, 2022 to $30.26 as of December 29, 2023.

The Company believes it has made three highly accretive acquisitions since 2018 and that continued success in growing its business will improve the total return realized by its valued shareholders.

Tabular List, Table
TABULAR LIST OF THE MOST IMPORTANT MEASURES

The only performance measures used by the Company to link executive compensation actually paid to Company performance during the year ended December 31, 2023, in no particular order, are:

•	Net Income Before Income Tax
•	Earnings Before Interest, Income Taxes, Depreciation, and Amortization Margin (EBITDA Margin)
•	Total Recordable Incident Rate

| Notice and Proxy Statement | 2024

Total Shareholder Return Amount	$ 90.84	101.17	95.47	84.96
Peer Group Total Shareholder Return Amount	145.93	116.71	134.4	116.64
Net Income (Loss)	$ 21,072	$ 31,149	$ 11,523	$ 19,050
Company Selected Measure Amount	29,279,000	41,350,000	15,158	25,634
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income Before Income Tax
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Before Interest, Income Taxes, Depreciation, and Amortization Margin (EBITDA Margin)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Recordable Incident Rate
Measure:: 4
Pay vs Performance Disclosure
Other Performance Measure, Amount	11.4	13.6	0.095	0.144
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (977,844)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	963,406
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(238,338)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,645)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(342,568)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	337,510
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,893)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,905)